Income tax	3 Months Ended
Mar. 31, 2024
Income tax
Income tax

13. Income tax

The increase of tax expenses for the three months ended March 31, 2024, was primarily attributable to the deferred tax expense of CureVac Corporate Services GmbH.

Current tax assets of EUR 5,826k (December 31, 2023: 5,201k) consists of withholding tax receivables.